Notes to the interim condensed consolidated statement of financial position - Long-term Derivatives - Valuation approach (Details) - T2 BSA Prefunded Warrants	May 02, 2025 € / shares
T2 New Shares
Subscription premium price per share (€)	€ 1.34
T2 BSAs
Subscription premium price per share (€)	€ 1.35